Debt - Additional Information (Detail)				9 Months Ended	12 Months Ended
	Apr. 19, 2022 USD ($)	Oct. 07, 2021 USD ($)	Mar. 17, 2021 USD ($)	Sep. 30, 2023 USD ($) Property	Dec. 31, 2022 USD ($) Property	Mar. 31, 2023	May 25, 2022 USD ($)	Mar. 16, 2021 USD ($)
Debt Instrument [Line Items]
Weighted average interest rate on debt				6.10%	5.40%
Initial maximum amount available		$ 700,000,000
Number of operating properties | Property				99	99
Prepayment of Notes	100.00%
SSGT II Merger Agreement
Debt Instrument [Line Items]
Number of operating properties | Property					10
Key Bank [Member]
Debt Instrument [Line Items]
Initial maximum amount available			$ 850,000,000					$ 500,000,000
Outstanding balance on credit facility			500,000,000
Additional amount available under credit facility			350,000,000
Minimum
Debt Instrument [Line Items]
Credit facility cross default provision amount			75,000,000
SST IV TCF Loan
Debt Instrument [Line Items]
Number of operating properties | Property					5
2032 Private Placement Notes
Debt Instrument [Line Items]
Debt instrument, maturity date	Apr. 19, 2032
Aggregate principal amount of notes issued	$ 75,000,000						$ 75,000,000
Interest Accruing On Notes	5.28%					5.28%
Leverage Ratio						5.28%
Prepayment of Notes	100.00%
Debt Instrument Fixed Rate						4.53%
Interest rate	4.53%
2032 Private Placement Notes | 4.53% Senior Notes[Member]
Debt Instrument [Line Items]
Debt issued	$ 150,000,000
2032 Private Placement Notes | Maximum
Debt Instrument [Line Items]
Ratio of Total Indebtedness	0.07
Leverage Ratio	7.00%
2032 Private Placement Notes | Minimum
Debt Instrument [Line Items]
Ratio of Total Indebtedness	0.01
Leverage Ratio	1.00%
Prepayment of Notes	5.00%
Midland North Carolina CMBS Loan
Debt Instrument [Line Items]
Number of operating properties | Property					11
Credit Facility Revolver
Debt Instrument [Line Items]
Line of credit facility, annual unused fee				230.00%	230.00%
Increased the principal borrowing amount		200,000,000
Line of credit facility, current borrowing capacity		450,000,000		$ 450,000,000	$ 450,000,000
Amount borrowed under the credit facility				$ 368,000,000	$ 368,200,000
Credit Facility Revolver | Key Bank [Member]
Debt Instrument [Line Items]
Outstanding balance on credit facility			$ 250,000,000
Maturity date			Mar. 17, 2024
Line of credit facility, term of extension options			1 year
Debt instrument, description of variable rate basis				165 basis points spread over Daily Simple SOFR plus an additional 10 basis points (the SOFR Index Adjustment) or 30-day CDOR	165 basis points spread over Daily Simple SOFR plus an additional 10 basis points (the SOFR Index Adjustment) or 30-dayCDOR
Line of credit facility, current borrowing capacity		700,000,000
Credit Facility Revolver | Maximum | Key Bank [Member]
Debt Instrument [Line Items]
Line of credit facility, annual unused fee				25.00%	25.00%
Increased the principal borrowing amount		450,000,000
Credit Facility Revolver | Maximum | Key Bank [Member] | Letter of Credit
Debt Instrument [Line Items]
Credit facility sublimits			$ 25,000,000
Credit Facility Revolver | Maximum | Key Bank [Member] | Swingline Loans
Debt Instrument [Line Items]
Credit facility sublimits			25,000,000
Credit Facility Revolver | Minimum | Key Bank [Member]
Debt Instrument [Line Items]
Line of credit facility, annual unused fee				15.00%	15.00%
Increased the principal borrowing amount		200,000,000
Credit Facility Term Loan
Debt Instrument [Line Items]
Line of credit facility, annual unused fee				225.00%	225.00%
Line of credit facility, current borrowing capacity				$ 250,000,000	$ 250,000,000
Amount borrowed under the credit facility				$ 250,000,000	$ 250,000,000
Credit Facility Term Loan | Key Bank [Member]
Debt Instrument [Line Items]
Outstanding balance on credit facility			$ 250,000,000
Maturity date			Mar. 17, 2026
Line of credit facility, term of extension options			0 years
Debt instrument, description of variable rate basis				160 basis points spread over daily simple SOFR plus an additional 10 basis points (the “SOFR Index Adjustment”) or 30-day Canadian dollar offered rate (“CDOR”)	160 basis points spread over Daily Simple SOFR (as defined in the Credit Facility Amendment) plus an additional 10 basis points (the “SOFR Index Adjustment” as defined in the Credit Facility Amendment) or 30-day Canadian dollar offered rate (“CDOR”)
Credit facility agreement
Debt Instrument [Line Items]
Line of credit facility, annual unused fee				60.00%	60.00%
Accordion Feature
Debt Instrument [Line Items]
Initial maximum amount available		1,050,000,000.00
Additional amount available under credit facility		$ 350,000,000